INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Income before taxes on income	$ 52,407	$ 85,024	$ 390,153
Statutory tax rate in Israel	26.50%	25.00%	25.00%
Theoretical tax expense	13,888	21,256	97,538
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits	(10,644)	(10,495)	(39,280)
Non-deductible expenses	4,059	1,971	537
Taxes in respect to release of "trapped earnings"		11,838	15,719
Loss and timing differences for which no deferred taxes were recorded	1,962
Tax adjustment in respect of different tax rate of foreign subsidiaries	(461)
Other	777	(1,954)	921
Taxes on income	$ 9,581	$ 22,616	$ 75,435
Benefit per Ordinary share, resulting from " Preferred Enterprise " status:
Basic	$ 0.16	$ 0.19	$ 0.75
Diluted	$ 0.15	$ 0.19	$ 0.74